Contract liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Contract liabilities [abstract]
Schedule of contract liabilities

	2026 USD	2025 USD
Annual maintenance contracts — current contract year	4,617,187	–
Annual maintenance contracts — following contract year	3,359,135	–
Annual maintenance contracts — earlier contract years	749,244	–
Advances received from customers — VIS India	66,825	–
Contract liabilities of the VIS international sub-group	1,270,224	–
Other deferred revenue	–	588,000
	10,062,615	588,000

Schedule of roll-forward of contract liabilities

	2026 USD	2025 USD
Balance at 1 July	588,000	468,000
Assumed on acquisition	7,519,363	–
Revenue recognised that was included in the balance at the beginning of the year	–	–
Reclassified to borrowings (Note 33)	(588,000)	–
Consideration received or receivable in advance of performance, net of revenue recognised on it in the year	2,827,734	120,000
Net exchange differences	(284,482)	–
Balance at 30 June	10,062,615	588,000